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                       JOHN HANCOCK LIFE INSURANCE COMPANY
                               601 Congress Street
                                Boston, MA 02210

May 2, 2008

Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549-4644

      Re: John Hancock Variable Annuity Account H ("Registrant") Registration Statement on Form N-4
            File  No. 333-81103

Commissioners:

      Pursuant to Rule 497(j) of Regulation C of the Securities Act of 1933, we hereby certify on behalf of the Registrant, that the form of the prospectuses and statement of additional information, each dated April 28, 2008, contain no changes from the form of prospectuses and statement of additional information contained in the most recent Post Effective Amendment filed via EDGAR on Form N-4 on April 28, 2008.

      If you have any questions, please call me at (617) 663-3192 or, in my absence, Arnold R. Bergman, Chief Counsel - Annuities, at (617) 663-2184.

Very truly yours,

/s/ Thomas J. Loftus

Thomas J. Loftus
Senior Counsel - Annuities